Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Schedule of committed expenditures

	Commitment
	expenditures in
	thousands of U.S.
	dollars
2024	US$	280,818
2025		711,112
2026		1,408,871
2027		1,123,329
2028 and thereafter		3,065,774
	US$	6,589,904

Schedule of future minimum lease payments

	Aircraft sale prices estimated
	in thousands of U.S. dollars
2024	US$	626,500
2025		821,000
	US$	1,447,500

Summary of future lease payments from sale and leaseback

	Aircraft leases
	in thousands of U.S.
	dollars
2024	US$	19,440
2025		84,730
2026		96,869
2027		96,869
2028 and thereafter		864,521
	US$	1,162,429